RETIREMENT PLANS	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
RETIREMENT PLANS
RETIREMENT PLANS

We have a profit sharing and 401(k) plan for the benefit of substantially all of our employees, excluding the employees of certain wholly-owned subsidiaries.  Amounts contributed to the plan are made at the discretion of the Board of Directors.  We matched 25% of employee contributions in 2016, 2015, and 2014, on a discretionary basis, totaling $4.4 million, $2.4 million, and $2.0 million respectively.  The basis for matching contributions may not exceed the lesser of 6% of the employee's annual compensation or the IRS limitation.

On July 14, 2011, the compensation committee of the board of directors approved a retirement plan for officers whereby we will pay, upon retirement, benefits totaling 150% of the officer’s highest base salary in the three years immediately preceding separation from service plus health care benefits for a specified period of time if certain eligibility requirements are met. Approximately $6.5 million and $5.8 million are accrued in “Other Liabilities” for this plan at December 31, 2016 and December 26, 2015, respectively.